Income Taxes (Provision (benefit) for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current income tax expense (benefit)	$ 0	$ 0	$ 0
Deferred income tax expense (benefit)	(4,826,059)	0	(99,479)
Total	$ (4,826,059)	$ 0	$ (99,479)